Vessels, Net - Schedule of Vessels, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total Vessels
Cost, Balance at beginning	$ 70,448,896	$ 70,250,772
Accumulated Depreciation, Balance at beginning	(20,726,468)	(17,027,154)
Net Book Value, Balance at beginning	49,722,428	53,223,618
Cost, Additions		198,124
Accumulated Depreciation, Additions	(3,701,819)	(3,699,314)
Net Book Value, Additions	(3,701,819)	(3,501,190)
Cost, Other movement	(198,124)
Accumulated Depreciation, Other movement
Net Book Value, Other movement	(198,124)
Cost, Balance at Ending	70,250,772	70,448,896
Accumulated Depreciation, Balance at Ending	(24,428,287)	(20,726,468)
Net Book Value, Balance at Ending	45,822,485	49,722,428
Owned Vessel*
Owned Vessel Cost, Balance at beginning	14,094,790	14,094,790
Owned Vessel Accumulated Depreciation, Balance at beginning	(2,491,323)	(1,624,776)
Owned Vessel Net Book Value, Balance at beginning	11,603,467	12,470,014
Owned Vessel Cost, Additions
Owned Vessel Accumulated Depreciation, Additions	(866,547)	(866,547)
Owned Vessel Net Book Value, Additions	(866,547)	(866,547)
Owned Vessel Cost, Balance at Ending	14,094,790	14,094,790
Owned Vessel Accumulated Depreciation, Balance at Ending	(3,357,870)	(2,491,323)
Owned Vessel Net Book Value, Balance at Ending	10,736,920	11,603,467
Right-of-use assets under finance lease**
Right-of-use assets under finance lease Cost, Balance at beginning	56,354,106	56,155,982
Right-of-use assets under finance lease Accumulated Depreciation, Balance at beginning	(18,235,145)	(15,402,378)
Right-of-use assets under finance lease Net Book Value, Balance at beginning	38,118,961	40,753,604
Right-of-use assets under finance lease Cost, Additions		198,124
Right-of-use assets under finance lease Accumulated Depreciation, Additions	(2,835,272)	(2,832,767)
Right-of-use assets under finance lease Net Book Value, Additions	(2,835,272)	(2,634,643)
Right-of-use assets under finance lease Cost, Other movement	(198,124)
Right-of-use assets under finance lease Net Book Value, Other movement	(198,124)
Right-of-use assets under finance lease Cost, Balance at Ending	56,155,982	56,354,106
Right-of-use assets under finance lease Accumulated Depreciation, Balance at Ending	(21,070,417)	(18,235,145)
Right-of-use assets under finance lease Net Book Value, Balance at Ending	$ 35,085,565	$ 38,118,961